SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
The Company considers the balance of its investment in funds that substantially hold securities that mature within three months or less from the date the fund purchases these securities to be cash equivalents.  The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or are at fair value.
The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Nine Months Ended September 30,
	2017	2016
Non-Cash Investing and Financing Activities:
Continuing Operations:
Conversion of notes payable to affiliates and related parties of $1,750,000 (together with accrued and unpaid interest and applicable premium) to common stock (See Note 9)	$2,264,252	$—
Property and equipment accrued but unpaid	84,847	83,722
Leasehold improvements paid by landlord	3,998	—
Notes payable to vendor	25,879	—
Supplemental Data:
Cash interest paid	1,481,363	931,345
Income taxes paid, net	26,396	5,342

SUPPLEMENTAL CASH FLOW INFORMATION

        During 2016, the Company's non-cash investing and financing activities and other supplemental data were as follows:

Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$155,653
Distributions declared but not paid	79,617
Notes payable to vendor	12,449
Deferred financing costs accrued but unpaid	2,570
Supplemental Data:
Cash interest paid	1,092,114
Income taxes paid, net	1,538

Cablevision Systems Corporation And Subsidiaries
SUPPLEMENTAL CASH FLOW INFORMATION

SUPPLEMENTAL CASH FLOW INFORMATION

        The Company's non-cash investing and financing activities and other supplemental data were as follows:

		Years Ended December 31,
	January 1, 2016 to June 20, 2016
		2015	2014
Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$68,356	$63,843	$48,824
Notes payable to vendor	—	8,318	34,522
Capital lease obligations	—	19,987	30,603
Intangible asset obligations	290	1,121	525
Non-Cash Investing and Financing Activities:
Dividends payable on unvested restricted share awards	—	3,517	3,809
Supplemental Data:
Continuing Operations:
Cash interest paid	258,940	560,361	550,241
Income taxes paid, net	7,082	3,849	10,598